Exploration and evaluation of oil and gas reserves	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Exploration and evaluation of oil and gas reserves

20.	Exploration and evaluation of oil and gas reserves

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (1)	Jan-Jun/2025	Jan-Jun/2024
Property plant and equipment
Opening Balance	1,475	1,512
Additions	501	184
Write-offs	(4)	(25)
Transfers	(84)	−
Translation adjustment	196	(198)
Losses on exploration expenditures written off	(44)	−
Closing Balance	2,040	1,473
Intangible assets
Opening Balance	1,609	2,313
Losses on exploration expenditures written off	(164)	−
Translation adjustment	208	(299)
Closing Balance	1,653	2,014
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	3,693	3,487
(1) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

The additions in the six-month period ended June 30, 2025 mainly refer to the drilling of wells in the pre-salt layer, associated with the exploratory fields of Aram, in the Santos Basin, and Norte de Brava, in the Campos Basin.

In the six-month period ended June 30, 2025, losses on exploration expenditures written resulted from economic unfeasibility of blocks C-M-753 and C-M-789, located in the Campos basin, as described in note 19.

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	Jan-Jun/2025	Jan-Jun/2024	Apr-Jun/2025	Apr-Jun/2024
Exploration costs recognized in the statement of income
Geological and geophysical expenses	(274)	(193)	(183)	(111)
Exploration expenditures written off (includes dry wells and signature bonuses)	(209)	(105)	-	(55)
Contractual penalties on local content requirements	(5)	(4)	-	(2)
Other exploration expenses	(10)	(7)	(2)	(5)
Total expenses	(498)	(309)	(185)	(173)
Cash used in:
Operating activities	284	200	185	116
Investment activities	503	271	262	144
Total cash used	787	471	447	260

20.1.	Collateral for crude oil exploration concession agreements

The Company has granted collateral to ANP in connection with the performance of the Minimum Exploration Programs established in the concession agreements for petroleum exploration areas in the total amount of US$ 1,445 (US$ 1,250 as of December 31, 2024), which is still in force as of June 30, 2025, net of commitments undertaken. As of June 30, 2025, the collateral comprises future crude oil production capacity from Marlim and Buzios producing fields, already in production, pledged as collateral, in the amount of US$ 1,406 (US$ 1,239 as of December 31, 2024) and bank guarantees of US$ 39 (US$ 11 as of December 31, 2024).